Leases	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Leases [Abstract]
Leases
11	Leases

The Company’s lease primarily includes vehicles and corporate offices which have been classified as finance leases and operating leases, respectively. The lease term of operating and finance leases varies between 3 to 7 years. The lease agreements do not contain any covenants to impose any restrictions except for market-standard practice for similar lease arrangements. In assessment of the lease term, the Company considers the extension option as part of its lease term for those lease arrangements where the Company is reasonably certain of availing the extension option.

The components of lease expense were as follows:

(In USD)	Three months ended December 31,		Nine months ended December 31,
Period ended	2023	2022	2023	2022
Finance lease cost:
Amortization of right-of-use assets	-	-	$-	$3,075
Interest on lease liabilities	152,659	203,115	469,140	637,164
Operating lease cost	127,399	135,301	387,681	408,713
Short term lease cost	43,691	21,744	123,364	82,494
Total lease cost	323,749	360,160	980,185	1,131,446

	December 31, 2023		March 31, 2023
Maturities of lease liabilities are as follows:	Operating Leases	Finance Leases	Operating Leases	Finance Leases
2024	$141,237	$527,085	497,344	1,877,744
2025	456,962	2,590,349	471,185	2,103,127
2026	346,229	3,008,978	350,777	3,048,501
2027	363,061	663,553	367,830	672,269
2028	380,734	-	385,735	-
Thereafter	399,291	-	404,536	-
Total Lease Payments	2,087,514	6,789,965	2,477,407	7,701,641
Less : Imputed Interest	556,080	860,843	725,982	1,345,957
Total Lease Liabilities	$1,531,434	$5,929,122	1,751,425	6,355,684

An amount of $364,223 and $369,007 which is receivable from LeasePlan India Private Limited has been netted off with lease liability balance as on December 31, 2023 and March 31, 2023 respectively.

As of December 31, 2023, the Company continues to default on EMI payments for December 2023, owed to LeasePlan India Private Limited (Lender). The total lease commitment balance as of December 31, 2023 is $5,761,308 (including $492,261 for defaulted lease payments). In adherence to the agreement, the Company has accumulated penal interest at a simple interest rate of 1% per month on the overdue EMIs, amounting to $16,669 for the nine months ended December 31, 2023. If the overdue amount remains unpaid after 60 days from the date of default, an additional simple interest of 1.5% per month is levied for the subsequent 30 days. In case the default persists beyond this extended period, it will be deemed a breach of the agreement, resulting in; a) entire outstanding debt becoming due and payable, inclusive of all accrued interests, b) the lender can seek and cause compulsory re-possession of all vehicles from Zoomcar which were financed from Lender, c) withdrawal of conditional waiver of USD 1.2 million (INR 10 crores) given during restructuring and shall become immediately due and payable with interest of 1.5% per month. The Company had subsequently made the EMI payment for the month of October 2023.

10	Leases

The Company’s lease primarily includes vehicles and corporate offices which has been classified as finance leases and operating leases, respectively. The lease term of operating and finance leases varies between 3 to 7 years. The lease agreements do not contain any covenants to impose any restrictions except for market-standard practice for similar lease arrangements. In assessment of the lease term, the Company considers the extension option as part of its lease term for those lease arrangements where the Company is reasonably certain of availing the extension option.

The components of lease expense were as follows:

(In USD) Year ended	March 31, 2023	March 31, 2022
Finance lease cost:
Amortization of right-of-use assets	$3,298	$266,410
Interest on lease liabilities	844,424	1,046,991
Operating lease cost	540,908	50,391
Short term lease cost	181,337	208,507
Total lease cost	1,569,967	1,572,299

Supplemental cash flow information related to leases was as follows:

(In USD) Year ended	March 31, 2023	March 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$(485,453)	$(50,000)
Financing cash outflows for finance leases	(1,618,551)	(3,399,696)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	1,575,468	469,879

Supplemental balance sheet information related to leases was as follows:

(In USD) Year ended	March 31, 2023	March 31, 2022
Operating Leases
Operating lease right-of-use assets	$1,694,201	$436,068
Current operating lease liabilities	$466,669	$137,307
Non current operating lease liabilities	1,284,755	302,564
Total operating lease liabilities	1,751,424	439,871
Finance Leases
Property and equipment, at cost	$6,012,559	$7,431,804
Accumulated depreciation	(4,179,272)	(5,192,955)
Accumulated impairment	(1,833,287)	(2,235,622)
Property and equipment, net	—	3,227
Other current liabilities	$1,257,423	$1,093,695
Other long-term liabilities	5,098,262	7,632,912
Total finance lease liabilities	6,355,685	8,726,607
Weighted Average Remaining Lease Term
Operating leases	63 months	33 months
Finance leases	41 months	49 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	10.00%	10.00%

The Company determines the incremental borrowing rate by adjusting the benchmark reference rates, with appropriate financing spreads applicable to the respective geographies where the leases were entered and lease specific adjustments for the effects of collateral.

	Year ended March 31,
	2023		2022
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Maturities of lease liabilities are as follows:
2023	$—	$—	$184,360	$1,915,040
2024	497,344	1,877,744	192,867	2,224,474
2025	471,185	2,103,127	147,833	2,593,917
2026	350,777	3,048,501	—	3,689,742

	Year ended March 31,
	2023		2022
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
2027	367,830	672,269	—	727,294
2028	385,735	—	—	—
Thereafter	404,536	—	—	—
Total Lease Payments	2,477,407	7,701,641	525,060	11,150,467
Less : Imputed Interest	725,982	1,345,957	85,189	2,423,860
Total Lease Liabilities	$1,751,425	$6,355,684	$439,871	$8,726,607

An amount of $369,007 and $399,210 which is receivable from Leaseplan India Private Limited has been netted off with lease liability balance as on March 31, 2023 and March 31, 2022 respectively.